Repurchase Of Common Stock (Tables)	6 Months Ended
Jun. 30, 2013
Class of Stock Disclosures [Abstract]
Schedule of Treasury Stock by Class [Table Text Block]
The following table presents a summary of our authorized stock repurchase balance:

Board
Dollars in thousands	Authorization
Authorized repurchase - as of January 1, 2013	$133,640
Additional board authorization	250,000
Proceeds from the exercise of stock options	10,519
Repurchase of common stock from open market	(71,388)
Authorized repurchase - as of June 30, 2013	$322,771